March 25, 2009


                                CM ADVISERS FUND
                                ----------------

                             CUSIP Number 125677104
                               NASDAQ Symbol CMAFX

                          CM ADVISERS FIXED INCOME FUND
                          -----------------------------

                             CUSIP Number 125677203
                               NASDAQ Symbol CMFIX

                      Series of CM Advisers Family of Funds


                   SUPPLEMENT TO PROSPECTUS DATED JULY 1, 2008


The Prospectus, dated July 1, 2008, of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the "Funds") is hereby amended to reflect the following new information:

Effective March 25, 2009, each Fund's minimum initial investment is $2,500. The section "Minimum Initial Investment" on page 22 of the Prospectus should be replaced with the following:

"MINIMUM INITIAL INVESTMENT. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares of the Funds. The minimum initial investment is generally $2,500 for taxable accounts and $1,000 for tax deferred and tax exempt accounts. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Trust."

          Investors Should Retain This Supplement for Future Reference
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